Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 30, 2015
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Dec. 30, 2015
Document Effective Date	Dec. 30, 2015
Prospectus Date	Dec. 30, 2015
Baird Long-Term Credit Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BLTIX
Baird Long-Term Credit Bond Fund | Investor Class
Prospectus:
Trading Symbol	BLTSX